UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD
                                      OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-10073

BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.
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Exact name of registrant as specified in charter)

40 Water Street
Boston, MA  02109-3661
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(Address of principal executive offices)

Charles H. Schreiber, Principal Financial Officer
BBH Prime Institutional Money Market Fund, Inc.
40 Water Street
Boston, MA  02109
Mailing Address:  140 Broadway, New York, NY  10005
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(Name and address of agent for service)


Registrant's telephone number, including area code:  212-493-7237

Date of Fiscal year-end:  6/30

Date of reporting period: 7/1/2005 - 6/30/2006

Item 1.  Proxy Voting Record

The Fund invests all of its assets in the BBH U.S. Money Market Portfolio (the "Portfolio"). There were no matters relating to a security held by the Portfolio considered at any shareholder meeting held during the period covered by this report and with respect to which the Portfolio was entitled to vote.



                                  SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.



By (Signature and Title)*  /s/John A. Nielsen
                           John A. Nielsen
                           President and Principal Executive Officer

Date:  August 31, 2006



* Print the name and title of each signing officer under his or her signature.